Other Income and Other Expenses	12 Months Ended
Dec. 31, 2020
Other Income and Other Expenses
Note 27. Other Income and Other Expenses

Note 27. Other Income and Other Expenses

The components of other income and other expenses which are in excess of one percent of total revenues in either of the two years disclosed are as follows:

	2020	2019
Income
Income from investment in CFS Partners	$684,891	$588,696

Expenses
Outsourcing expense	$473,426	$428,668
Service contracts - administration	506,144	539,510
Marketing	425,000	450,533
State deposit tax	704,047	669,502
ATM fees	486,590	434,270